EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	DIVERSIFIED EXPLORATION AND MINING — 1.8%
880,000	Carbon Neutral[1,2]	$1,819,975
4,000,000	Nuvau Minerals Corp.[1,2]	1,516,645
100,000	Sibanye Stillwater Ltd. - ADR	773,000
		4,109,620
	GOLD EXPLORATION — 6.4%
1,600,000	Alpha Exploration Ltd.*,1,2,3	1,019,186
5,030,228	Aurion Resources Ltd.*,2	2,174,285
10,412,498	Besra Gold, Inc.*,2	1,608,594
101,265	Dakota Gold Corp.*	297,719
10,548,488	Heliostar Metals Ltd.*,2,3	2,319,755
2,702,700	Heliostar Metals Ltd.*,1,2,3	594,360
847,800	Irving Resources, Inc.*,2	604,332
4,000,000	Radius Gold, Inc.*,2,3	606,658
2,336,500	Revival Gold, Inc.*,2,3	1,009,938
2,420,000	Revival Gold, Inc.*,1,2,3	1,046,030
4,314,409	Vista Gold Corp.*	2,243,493
8,200	Vista Gold Corp.*,2	4,228
1,300,000	Western Exploration, Inc.*,2,3	1,153,409
		14,681,987
	GOLD MINING — 34.5%
226,440	Agnico Eagle Mines Ltd.	11,867,720
2,995,229	B2Gold Corp.	10,453,349
150,000	B2Gold Corp.[2]	519,830
675,392	Barrick Gold Corp.	11,677,528
1,443,099	Equinox Gold Corp.*,2	7,572,795
120,000	Equinox Gold Corp.*	632,400
917,687	Evolution Mining Ltd.[2]	2,280,657
630,690	Gold Fields Ltd. - ADR	9,756,774
5,056,300	i-80 Gold Corp.*,2	10,275,942
230,005	Kinross Gold Corp.	1,145,425
28,000	Newmont Corp.	1,201,760
5,774,100	OceanaGold Corp.[2]	12,085,020
100,000	OceanaGold Corp.	209,200
5,000	Polyus PJSC - GDR*,1,2	—
		79,678,400
	PRECIOUS METALS DEVELOPMENTAL — 4.2%
2,872,975	Adriatic Metals PLC*,2	6,754,038
733,400	Artemis Gold, Inc.*,2	2,903,123
		9,657,161

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION — 3.8%
1,493,182	Almadex Minerals Ltd.*,2	$322,709
3,700,000	G2 Goldfields, Inc.*,2	2,244,635
1,490,027	Harfang Exploration, Inc.*,2	192,087
2,846,300	Kenorland Minerals Ltd.*,2	1,554,058
5,645,900	Midland Exploration, Inc.*,2,3	2,226,335
8,829,204	Mundoro Capital, Inc.*,2,3	1,272,123
1,703,500	Newcore Gold Ltd.*,2	187,311
4,200,000	Newcore Gold, Ltd.[1,2]	461,819
2,340,000	Riverside Resources, Inc.*,2	310,533
10,000	Seabridge Gold, Inc.*	127,600
		8,899,210
	ROYALTY COMPANIES — 34.7%
6,681,800	Elemental Altus Royalties Corp.*,2,3	6,384,369
900,000	Elemental Altus Royalties Corp.*,1,2,3	859,938
1,045,976	EMX Royalty Corp.*	1,976,895
124,000	EMX Royalty Corp.*,2	232,259
89,096	Franco-Nevada Corp.	12,993,761
1,559,000	Lara Exploration Ltd.*,2	933,958
2,069,971	Metalla Royalty & Streaming Ltd.[2]	9,590,902
388,337	Metalla Royalty & Streaming Ltd.	1,798,000
500,000	Nova Royalty Corp.*,2	648,366
5,221,651	Orogen Royalties, Inc.*,2	2,217,430
640,889	Osisko Gold Royalties Ltd.	9,497,975
323,120	Osisko Gold Royalties Ltd.[2]	4,790,321
91,700	Royal Gold, Inc.	11,016,838
3,100,000	Star Royalties Ltd.*,2	764,010
362,359	Triple Flag Precious Metals Corp.	4,996,930
232,200	Wheaton Precious Metals Corp.	10,409,526
25,000	Wheaton Precious Metals Corp.[2]	1,120,990
		80,232,468
	SILVER: EXPLORATION AND MINING — 12.0%
3,585,980	Fortuna Silver Mines, Inc.*	12,730,229
753,761	Pan American Silver Corp.	12,723,486
403,000	SilverCrest Metals, Inc.*	2,313,220
		27,766,935
	TOTAL COMMON STOCKS
	(Cost $187,268,378)	225,025,781

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

Number of Shares		Value
WARRANTS — 0.0%
DIVERSIFIED EXPLORATION AND MINING — 0.0%
2,000,000	Nuvau Minerals Corp., Strike Price: 0.75 CAD, Expiration Date: March 15, 2025*,1,2	$—

GOLD EXPLORATION — 0.0%
1,600,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: June 20, 2026*,1,2	—
3,068,182	Heliostar Metals Ltd., Strike Price: 0.30 CAD, Expiration Date: February 15, 2026*,1,2	—
3,518,412	Heliostar Metals Ltd., Strike Price: 0.40 CAD, Expiration Date: January 25, 2025*,1,2	—
4,000,000	Radius Gold, Inc.; Strike Price: 0.35 CAD, Expiration Date: July 19, 2025*,1,2	—
650,000	Western Exploration, Inc., Strike Price: 2.15 CAD, Expiration Date: June 20, 2026*,1,2	—
—
PRECIOUS METALS EXPLORATION — 0.0%
2,100,000	Newcore Gold, Ltd., Strike Price: 0.20 CAD, Expiration Date: June 29, 2024*,1,2	—
750,000	Revival Gold, Inc., Strike Price: 0.72 CAD, Expiration Date: July 18, 2026*,1,2	—
800,000	Revival Gold, Inc., Strike Price: 0.80 CAD, Expiration Date: January 25, 2024*,1,2	—
6,750,000	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: November 8, 2024*,1,2	—
2,500,000	Thomson Resources Ltd., Strike Price: 0.20 AUD, Expiration Date: March 29, 2024*,1,2	—
—
ROYALTY COMPANIES — 0.0%
62,000	EMX Royalty Corp., Strike Price: 4.00 CAD, Expiration Date: November 10, 2023*,1,2	—
58,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: April 13, 2024*,1,2	—
—
SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Strike Price: 0.40 CAD, Expiration Date: March 21, 2024*,1,2	—
TOTAL WARRANTS
	(Cost $—)	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 3.2%
7,437,521	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.89%[4]	$7,437,521
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,437,521)	7,437,521
	TOTAL INVESTMENTS — 100.6%
	(Cost $194,705,899)	232,463,302
	Liabilities in Excess of Other Assets — (0.6)%	(1,428,458)
	TOTAL NET ASSETS — 100.0%	$231,034,844

ADR - American Depository Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

GDR - Global Depository Receipt

PJSC - Public Joint Stock Company

PLC - Public Limited Company

*	Non-income producing security.
[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are Level 3 securities fair valued under procedures established by the Board of Trustees, representing 3.17% of Net Assets. The total value of these securities is $7,317,953.
[2]	Foreign security denominated in U.S. dollars.
[3]	Affiliated company.
[4]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Gold Fund
Elemental Altus Royalties Corp. (2)	$6,202,514	$1,009,600	$(18,174)	$(5,215)	$(7,510,043)	$321,318	$-	$-
Magna Gold Corp. (2)	576,196	-	(153,610)	(1,130,432)		707,846	-	-
Midland Exploration, Inc.	1,530,125	96,174	(20,719)	(20,079)		640,834	2,226,335	-
Mundoro Capital, Inc.	836,213	374,876	-	-		61,034	1,272,123	-
Total	$9,145,048

Alpha Exploration Ltd. (1)(2)	-	823,832	-	-	(823,832)	-	-	-
Heliostar Metals Ltd. (1)	15,172	2,960,503	-	-	50,172	(111,731)	2,914,116
Radius Gold, Inc. (1)	-	516,251	-	-	-	90,407	606,658	-
Revival Gold, Inc. (1)	802,991	1,281,890	(38,555)	16,025	(78,748)	72,365	2,055,968	-
Western Exploration, Inc. (1)	-	1,488,183	-	-	-	(334,774)	1,153,409	-
Total				$(1,139,701)		$1,447,299	$10,228,609	$-

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
*	Net of foreign withholding taxes.

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
Elemental Altus Royalties Corp. (2)	6,601,800	1,000,000	(20,000)	-	7,581,800
Magna Gold Corp. (2)	5,233,400	-	(5,233,400)	-	-
Midland Exploration, Inc.	5,485,900	200,000	(40,000)	-	5,645,900
Mundoro Capital, Inc.	6,329,204	2,500,000	-	-	8,829,204

Alpha Exploration Ltd. (1)(2)	-	1,600,000	-	-	1,600,000
Heliostar Metals Ltd. (1)	78,000	13,173,188	-	-	13,251,188
Radius Gold, Inc. (1)	-	4,000,000	-	-	4,000,000
Revival Gold, Inc. (1)	1,736,500	3,100,000	(80,000)	-	4,756,500
Western Exploration, Inc. (1)	-	1,300,000	-	-	1,300,000